Nature of expenses - Research and development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expenses by nature [abstract]
Contract research organizations (CROs) and other third party clinical trial expenses	$ 29,100	$ 27,923
Drug supply and distribution	13,355	4,893
Salaries, incentive pay and employee benefits	5,906	4,260
Stock compensation expense	2,693	2,697
Travel, insurance, patent annuity fees, legal fees and other	1,812	1,609
Research and development expense	$ 52,866	$ 41,382